Impairment losses of financial assets	12 Months Ended
Dec. 31, 2021
Impairment losses of financial assets
Impairment losses of financial assets
29	Impairment losses of financial assets

	2021	2020	2019
Loss on impairment adjustment of loans and advances to customers	(649,510)	(239,840)	(161,265)
Expected loss for securities - FVOCI	(18,948)	(12,701)	—
Expected loss for securities - amortized cost	(843)	(759)	(1,199)
Recovery of written-off credits	73,719	39,612	23,894
Total impairment loss on financial assets	(595,581)	(213,688)	(138,570)